9. Property, plant and equipment	12 Months Ended
Dec. 31, 2015
Property, plant and equipment
	2015	2014
	US$’000	US$’000

Office premises	1,866	1,866
Leasehold improvements	157	160
Furniture, fixtures and office equipment	635	637
Motor vehicles	155	155
Testing equipment	30	30

	2,843	2,848

Less: Accumulated depreciation	(2,070)	(2,037)

	773	811

	2015	2014	2013
	US$’000	US$’000	US$’000

Depreciation charge	56	88	108

ZHEJIANG JIAHUAN
Property, plant and equipment
	2015	2014
	RMB’000	RMB’000

Buildings	34,493	34,493
Plant and machinery	7,011	7,780
Office equipment	1,148	2,936
Motor vehicles	979	1,124

	43,631	46,333

Less: Accumulated depreciation	(19,843)	(20,475)

	23,788	25,858

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Depreciation charge	2,296	2,408	2,461

Buildings with carrying amount of approximately RMB34,493,000 as of December 31, 2015 and 2014 respectively were pledged, along with the land use right as discussed below, to secure the Company’s short-term bank loans.

ZHEJIANG TIANLAN
Property, plant and equipment
	2015	2014
	RMB’000	RMB’000

Building and leasehold improvements	56,696	47,091
Furniture, fixtures and office equipment	9,919	9,629
Motor vehicles	3,780	3,682
Plant and machineries	114,617	715
Construction in progress	-	115,645

	185,012	176,762

Less: Accumulated depreciation	(23,281)	(14,838)

	161,731	161,924

	2015	2014	2013
	RMB’000	RMB’000	RMB’000

Depreciation charge	8,473	2,985	2,956